PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
Invesco Growth
and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .9%
Communication Services : 8 .5%
64,883
(1)
Alphabet, Inc. - Class A
$ 8,490,589
2 .3
11,198
(1)
Charter
Communications, Inc.
- Class A
4,925,104
1 .4
83,903  Comcast Corp. - Class
A
3,720,259
1 .0
14,367
(1)
Meta Platforms, Inc.
- Class A
4,313,117
1 .2
38,749
(1)
T-Mobile US, Inc.
5,426,798
1 .5
50,628
(1)
Walt Disney Co.
4,103,400
1 .1
30,979,267
8 .5
Consumer Discretionary : 6 .0%
49,012
(1)
Amazon.com, Inc.
6,230,406
1 .7
145,996
General Motors Co.
4,813,488
1 .3
25,463
Genuine Parts Co.
3,676,348
1 .0
78,808  Las Vegas Sands
Corp.
3,612,559
1 .0
40,322
TJX Cos., Inc.
3,583,819
1 .0
21,916,620
6 .0
Consumer Staples : 6 .1%
111,990
Diageo PLC
4,128,886
1 .1
118,115
Kraft Heinz Co.
3,973,389
1 .1
73,429  Philip Morris
International, Inc.
6,798,057
1 .9
64,358
Sysco Corp.
4,250,846
1 .2
79,068
(1)
US Foods Holding
Corp.
3,138,999
0 .8
22,290,177
6 .1
Energy : 10 .7%
17,390
Chevron Corp.
2,932,302
0 .8
89,050
ConocoPhillips
10,668,190
2 .9
84,888
Exxon Mobil Corp.
9,981,131
2 .7
34,183
Phillips 66
4,107,087
1 .1
23,543  Pioneer Natural
Resources Co.
5,404,296
1 .5
110,746
Shell PLC
3,510,029
1 .0
75,929
Suncor Energy, Inc.
2,611,186
0 .7
39,214,221
10 .7
Financials : 19 .2%
29,392
Allstate Corp.
3,274,563
0 .9
22,596
American Express Co.
3,371,097
0 .9
126,680  American International
Group, Inc.
7,676,808
2 .1
326,449
Bank of America Corp.
8,938,174
2 .5
74,301
Charles Schwab Corp.
4,079,125
1 .1
97,004  Citizens Financial
Group, Inc.
2,599,707
0 .7
48,012
(1)
Fiserv, Inc.
5,423,436
1 .5
18,999  Goldman Sachs
Group, Inc.
6,147,506
1 .7
90,287
KKR & Co., Inc.
5,561,679
1 .5
33,812  PNC Financial
Services Group, Inc.
4,151,099
1 .1
324,419
Wells Fargo & Co.
13,255,760
3 .6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
27,327  Willis Towers Watson
PLC
$ 5,710,250
1 .6
70,189,204
19 .2
Health Care : 16 .6%
107,932  Bristol-Myers Squibb
Co.
6,264,373
1 .7
89,272
(1)
Centene Corp.
6,149,056
1 .7
20,431
Cigna Group
5,844,696
1 .6
71,427
CVS Health Corp.
4,987,033
1 .4
6,579
Elevance Health, Inc.
2,864,628
0 .8
43,021  GE HealthCare
Technologies, Inc.
2,927,149
0 .8
173,438
GSK PLC
3,138,171
0 .9
48,949
Johnson & Johnson
7,623,807
2 .1
80,272
Medtronic PLC
6,290,114
1 .7
37,696
Merck & Co., Inc.
3,880,803
1 .1
83,775
Pfizer, Inc.
2,778,817
0 .8
49,304
Sanofi
5,294,030
1 .4
18,959  Universal Health
Services, Inc. - Class B
2,383,715
0 .6
60,426,392
16 .6
Industrials : 12 .3%
145,697
CSX Corp.
4,480,183
1 .2
36,738
Emerson Electric Co.
3,547,789
1 .0
16,571
FedEx Corp.
4,389,989
1 .2
44,286
Ferguson PLC
7,283,718
2 .0
125,188  Johnson Controls
International PLC
6,661,253
1 .8
16,888
Parker-Hannifin Corp.
6,578,214
1 .8
60,313  Raytheon Technologies
Corp.
4,340,727
1 .2
35,637  Stanley Black &
Decker, Inc.
2,978,540
0 .8
60,922
Textron, Inc.
4,760,445
1 .3
45,020,858
12 .3
Information Technology : 10 .7%
131,286
Cisco Systems, Inc.
7,057,935
1 .9
72,315  Cognizant Technology
Solutions Corp. - Class
A
4,898,618
1 .4
140,748
Intel Corp.
5,003,592
1 .4
5,485
Lam Research Corp.
3,437,834
0 .9
48,773  Micron Technology,
Inc.
3,318,027
0 .9
18,291  NXP Semiconductors
NV
3,656,737
1 .0
43,523
Oracle Corp.
4,609,956
1 .3
17,667
(1)
Salesforce, Inc.
3,582,514
1 .0
27,744
TE Connectivity Ltd.
3,427,216
0 .9
38,992,429
10 .7
Materials : 2 .5%
170,741
Barrick Gold Corp.
2,484,282
0 .7
53,477
Corteva, Inc.
2,735,883
0 .7

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
53,073  DuPont de Nemours,
Inc.
$ 3,958,715
1 .1
9,178,880
2 .5
Real Estate : 2 .6%
127,401
(1)
CBRE Group, Inc.
- Class A
9,409,838
2 .6
Utilities : 2 .7%
45,690  American Electric
Power Co., Inc.
3,436,802
1 .0
89,373
Exelon Corp.
3,377,406
0 .9
83,940
FirstEnergy Corp.
2,869,069
0 .8
9,683,277
2 .7
Total Common Stock
(Cost $322,600,329)
357,301,163
97 .9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .2%
Mutual Funds : 2 .2%
7,917,702
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $7,917,702) $ 7,917,702 2 .2
Total Short-Term
Investments
(Cost $7,917,702)
7,917,702
2 .2
Total Investments in
Securities
(Cost $330,518,031) $ 365,218,865 100 .1
Liabilities in Excess
of Other Assets (329,873) (0.1)
Net Assets $ 364,888,992 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 30,979,267 $ — $ — $ 30,979,267
Consumer Discretionary 21,916,620 — — 21,916,620
Consumer Staples 18,161,291 4,128,886 — 22,290,177
Energy 35,704,192 3,510,029 — 39,214,221
Financials 70,189,204 — — 70,189,204
Health Care 51,994,191 8,432,201 — 60,426,392
Industrials 45,020,858 — — 45,020,858
Information Technology 38,992,429 — — 38,992,429
Materials 9,178,880 — — 9,178,880
Real Estate 9,409,838 — — 9,409,838
Utilities 9,683,277 — — 9,683,277
Total Common Stock 341,230,047 16,071,116 — 357,301,163
Short-Term Investments 7,917,702 — — 7,917,702
Total Investments, at fair value $ 349,147,749 $ 16,071,116 $ — $ 365,218,865
Other Financial Instruments+
Forward Foreign Currency Contracts — 24,759 — 24,759
Total Assets $ 349,147,749 $ 16,095,875 $ — $ 365,243,624
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (2,645) $ — $ (2,645)
Total Liabilities $ — $ (2,645) $ — $ (2,645)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and
Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CAD 511,296 USD 379,083 State Street Bank and Trust Co. 10/03/23 $ (2,645)
USD 4,001,408 EUR 3,775,454 State Street Bank and Trust Co. 10/27/23 5,752
USD 8,279,128 GBP 6,781,268 State Street Bank and Trust Co. 10/27/23 4,041
USD 283,523 CAD 381,368 State Street Bank and Trust Co. 10/27/23 2,647
USD 284,284 CAD 383,304 State Street Bank and Trust Co. 10/27/23 1,983
USD 287,148 CAD 387,621 State Street Bank and Trust Co. 10/27/23 1,667
USD 280,513 CAD 379,005 State Street Bank and Trust Co. 10/27/23 1,379
USD 45,614 CAD 61,572 State Street Bank and Trust Co. 10/27/23 267
GBP 104,144 USD 127,020 State Street Bank and Trust Co. 10/27/23 66
USD 25,095 GBP 20,551 State Street Bank and Trust Co. 10/27/23 17
USD 823,480 CAD 1,108,684 The Bank of New York Mellon 10/27/23 6,940
$ 22,114
Currency Abbreviations:
CAD
—
Canadian Dollar
Currency Abbreviations:
EUR
—
EU Euro
GBP
—
British Pound

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 52,298,564
Gross Unrealized Depreciation (17,597,730)
Net Unrealized Appreciation $ 34,700,834